BORROWINGS - Supplemental Cash Flows (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Corporate borrowings
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	$ 4,911
Cash flows	(144)
Acquisitions/Dispositions	0
Held for sale	0
Foreign Exchange Movement and Other	(225)
Ending balance	4,542
Non-recourse borrowings
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	40,904
Cash flows	8,715
Acquisitions/Dispositions	478
Held for sale	(1,197)
Foreign Exchange Movement and Other	(2,348)
Ending balance	$ 46,552